Share-based Compensation - Restricted Shares (Details) - Restricted Shares ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of Founders' Equity	¥ 79,463
Series A Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity method investee, ownership percentage	50.00%
Vesting period of Founders Equity	2 years